Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [member]	Contributed surplus [member]	AOCI [member]	Deficit [member]
Beginning balance at Dec. 31, 2017	$ 367,080	$ 422,091	$ 47,478	$ 389	$ (102,878)
Statement [Line Items]
Share-based compensation	2,809		2,809
Exercise of options and warrants	334	447	(113)
Settlement of performance share units		900	(900)
Total comprehensive income (loss) for the year	(22,099)			13,675	(35,774)
Ending balance (Adjustment on initial application of IFRS 15 [member]) at Dec. 31, 2018	(1,047)				(1,047)
Ending balance (Adjusted Balance [member]) at Dec. 31, 2018	366,033	422,091	47,478	389	(103,925)
Ending balance at Dec. 31, 2018	347,077	423,438	49,274	14,064	(139,699)
Statement [Line Items]
Fair value of shares issued for Yellowhead acquisition	12,629	12,629
Share-based compensation	2,800		2,800
Exercise of options and warrants	176	251	(75)
Settlement of performance share units	(377)		(377)
Total comprehensive income (loss) for the year	(60,619)			(7,237)	(53,382)
Ending balance at Dec. 31, 2019	$ 301,686	$ 436,318	$ 51,622	$ 6,827	$ (193,081)